Employee benefit expenses	12 Months Ended
Jun. 30, 2020
Employee benefit expenses
Employee benefit expenses	7 Employee benefit expenses

	2018	2019	2020
	RMB	RMB	RMB
Wages and salaries	388,238	533,505	514,267
Contributions to defined contribution plans	52,898	64,118	67,239
	441,136	597,623	581,506